[DECHERT LLP LETTERHEAD]

September 13, 2016

Ms. Valerie Lithotomos
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Claymore Exchange-Traded Fund Trust (the “Trust”; File Nos. 333-134551 & 811-21906)

Dear Ms. Lithotomos:

On behalf of the Trust, attached herewith for filing is the Post-Effective Amendment No. 475 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, as amended ("1933 Act"). This filing relates to the Guggenheim BulletShares 2026 Corporate Bond ETF, an existing series of the Trust, and should have no effect on the other existing series of the Trust.

The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed as part of Post-Effective Amendment No. 434 to the Fund’s Registration Statement filed pursuant to Rule 485(a) on April 19, 2016. In connection with the filing of the Amendment to the Fund’s Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Amendment filed pursuant to Rule 485(b) under the 1933 Act does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b). No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at (212) 641-5669.

Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz